Leases - Operating lease payments (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Operating lease payments
2023	$ 3,493
2024	4,434
2025	4,652
2026	4,763
2027	4,875
2028 and thereafter	18,340
Total gross operating lease payments	40,557
Less: imputed interest	(8,665)
Total operating lease liabilities, reflecting the present value of net lease payments	$ 31,892